Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.11%
New York–98.93%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$2,860	$2,538,963

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	207,674

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	206,165

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	571,145

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	217,195

Series 2020 B, RB	4.00%	11/01/2055	1,250	953,941

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,001,085

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	640	547,510

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	163,210

Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.25%	04/01/2035	4,300	3,225,000

Series 2018, Ref. RB(a)	5.00%	10/01/2038	1,200	900,000

Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	429,599

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(a)	5.00%	12/01/2049	1,360	1,063,963

Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	148,947

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2052	1,500	1,529,668

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	179,827

Series 2017, Ref. RB	5.00%	08/01/2036	290	302,561

Series 2017, Ref. RB	5.00%	08/01/2047	600	610,821

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(a)	5.63%	02/01/2039	190	184,123

Series 2019, RB(a)	5.75%	02/01/2049	230	212,887

Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	644,737

Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.25%	07/01/2023	250	249,586

Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,364,625

Series 2013 A-1, RB	5.75%	07/01/2033	790	686,291

Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(a)	6.50%	07/01/2052	3,100	3,038,333

Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,129

Series 2007, GO Bonds	5.00%	12/15/2028	30	30,150

Series 2007, GO Bonds	5.00%	12/15/2029	30	30,139

Series 2007, GO Bonds	5.00%	12/15/2030	30	30,031

Series 2007, GO Bonds	5.00%	12/15/2031	35	35,017

Series 2007, GO Bonds	5.00%	12/15/2032	35	35,007

Series 2007, GO Bonds	5.00%	12/15/2033	35	35,001

Series 2007, GO Bonds	5.00%	12/15/2034	40	39,997

Series 2007, GO Bonds	5.00%	12/15/2035	40	39,990

Series 2007, GO Bonds	5.00%	12/15/2036	45	45,059

Series 2007, GO Bonds	5.00%	12/15/2037	45	44,969

Series 2007, GO Bonds	5.00%	12/15/2038	50	49,965

Series 2007, GO Bonds	5.00%	12/15/2039	50	49,957

Series 2007, GO Bonds	5.00%	12/15/2040	55	54,949

Series 2007, GO Bonds	5.00%	12/15/2041	55	54,943

Series 2007, GO Bonds	5.00%	12/15/2042	60	59,934

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	101,429

Series 2014, RB	5.00%	05/01/2039	100	100,907

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	$12,200	$11,630,431

Series 2019 B, Ref. RB	4.00%	07/01/2044	120	105,251

Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	1,500	1,379,146

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	254,614

Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	171,118

Series 2017, Ref. RB	5.00%	07/01/2036	160	169,721

Series 2017, Ref. RB	5.00%	07/01/2037	235	248,022

Series 2017, Ref. RB	5.00%	07/01/2042	500	522,093

Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	72,647

Series 2005 A, RB	5.00%	06/01/2038	5,000	4,683,806

Series 2005 D, RB(b)	0.00%	06/01/2055	74,000	4,704,395

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	4,950	5,021,704

Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(b)	0.00%	01/01/2045	18,435	4,684,593

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $965,000)(a)(c)	5.50%	07/01/2044	965	854,649

Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(d)	5.88%	01/01/2052	5,000	3,750,000

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(a)	6.80%	12/01/2044	1,640	1,659,232

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	303,509

Series 2014, RB	5.00%	07/01/2034	300	302,877

Series 2014, RB	5.00%	07/01/2039	250	250,912

Series 2014, RB	5.00%	07/01/2044	200	200,189

Series 2017, Ref. RB	5.00%	07/01/2029	100	103,419

Series 2017, Ref. RB	5.00%	07/01/2030	80	82,703

Series 2017, Ref. RB	5.00%	07/01/2031	75	77,457

Series 2017, Ref. RB	5.00%	07/01/2032	135	139,191

Series 2017, Ref. RB	5.00%	07/01/2035	135	138,309

Series 2017, Ref. RB	5.00%	07/01/2036	110	112,180

Series 2017, Ref. RB	5.00%	07/01/2038	80	81,059

Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	5,845	5,827,575

Huntington Local Development Corp.; Series 2016, RB(a)	6.50%	12/01/2046	2,130	1,583,484

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	1,185	1,195,751

Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	2,989,760

Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,312,304

Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,535,882

Series 2017, RB	5.00%	09/01/2042	4,000	4,229,910

Series 2018, RB	5.00%	09/01/2034	5,000	5,501,955

Series 2018, RB	5.00%	09/01/2039	1,000	1,072,963

Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	2,986,388

Metropolitan Transportation Authority;
Series 2014 B, RB	5.25%	11/15/2039	900	904,619

Series 2014 B, RB	5.00%	11/15/2044	2,000	2,002,065

Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,057,007

Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,145,281

Series 2016 C-1, RB	5.25%	11/15/2056	11,760	11,901,829

Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,347,069

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,715	5,763,197

Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,600,516

Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,460,697

Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2028	350	354,059

Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2029	500	506,109

Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2038	150	151,648

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	$1,450	$1,451,175

Series 2017, RB	5.00%	12/01/2036	1,400	1,423,639

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	850,582

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	2,245,671

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	95	95,142

Series 2011, RB	6.00%	06/01/2034	250	250,522

Series 2014 A, RB	5.00%	06/01/2029	100	101,455

Series 2014 A, RB	5.50%	06/01/2034	180	183,534

Series 2014 A, RB	5.00%	06/01/2044	285	287,550

Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	760	697,635

Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,249,951

Series 2020 B, RB	5.38%	07/01/2025	225	219,583

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	999,959

Series 2016 A, RB	5.00%	11/15/2056	17,000	17,001,584

Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(e)	5.00%	07/01/2049	3,930	4,138,547

Series 2019 A, GO Bonds (INS - AGM)(e)	5.00%	04/01/2043	1,490	1,593,882

Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	885	850,685

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/14/2014-10/16/2018; Cost $3,195,862)(c)	5.00%	01/01/2058	3,133	1,409,726

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(a)(c)	9.00%	01/01/2041	1,540	1,278,200

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	216,610

Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,929	2,879,853

Series 2006 D, RB(b)	0.00%	06/01/2060	60,000	3,322,422

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,091,896

New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	359,275

Series 2015 A, Ref. RB	5.00%	07/01/2033	565	579,464

Series 2015 A, Ref. RB	5.00%	07/01/2034	450	461,322

Series 2015 A, Ref. RB	5.00%	07/01/2040	200	202,337

Series 2015 A, Ref. RB	5.00%	07/01/2045	225	226,765

New York (City of), NY;
Series 1997 C, GO Bonds(f)	5.50%	11/15/2037	15	15,025

Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,524,350

Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,558,833

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,924,554

Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,500	1,443,252

Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,330,960

Series 2021 F-1, GO Bonds	5.00%	03/01/2044	5,000	5,379,957

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	4,893,241

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,609,240

New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	68,633

Series 2005 E-2, RB	6.13%	11/01/2035	250	185,858

New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,230	3,259,402

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,184,378

Series 2020, Ref. RB (INS - AGM)(e)	4.00%	03/01/2045	800	752,296

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2040	$950	$954,644

Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,026,750

Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,604,169

Series 2021 AA-1, RB(g)	4.00%	06/15/2050	18,090	17,633,340

Series 2021 CC-1, RB(g)	4.00%	06/15/2051	11,000	10,706,138

New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,432,897

Series 2017 C, Ref. RB	5.00%	11/01/2030	920	990,975

Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,581,833

Series 2018 S-1, RB	5.00%	07/15/2043	8,085	8,582,295

Series 2019 B-1, RB	4.00%	11/01/2042	10,000	9,893,867

Series 2019 B-1, RB	4.00%	11/01/2043	6,000	5,933,541

Series 2020 C-1, RB	4.00%	05/01/2036	300	308,493

Series 2020, RB	4.00%	05/01/2044	10,000	9,866,955

Series 2021 E-1, RB	4.00%	02/01/2043	1,000	989,173

Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,718,595

Subseries 2019 S1B, RB	4.00%	07/15/2041	3,335	3,309,993

New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	290	322,430

Series 2018 A, Ref. RB	5.00%	01/01/2037	400	434,960

Series 2018 A, Ref. RB	5.00%	01/01/2038	300	324,375

Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,089,132

New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(f)(h)	5.00%	08/01/2023	1,000	1,002,542

New York (State of) Dormitory Authority;
Series 2015 A-1, Ref. RB(a)	4.80%	12/01/2023	270	266,074

Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,040,083

Series 2018 A, RB	5.00%	07/01/2048	1,110	1,174,095

Series 2020 A, Ref. RB	4.00%	03/15/2046	935	916,519

Series 2022 A, Ref. RB	4.00%	03/15/2040	880	877,367

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(a)	5.35%	12/01/2035	5,985	4,565,356

Series 2015 B-1, Ref. RB(a)	6.18%	12/01/2031	1,600	1,402,216

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,025,036

Series 2012 B, RB	5.00%	07/01/2032	125	110,477

Series 2012 B, RB	4.75%	07/01/2039	300	246,009

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2027	6,425	6,599,217

Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	3,765	3,888,983

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	101,807

Series 2016 A, Ref. RB	5.00%	07/01/2041	765	788,092

Series 2020, RB	4.00%	07/01/2050	2,000	1,890,342

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	469,381

Series 2020 A, Ref. RB	4.00%	09/01/2050	1,200	965,851

New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB(f)(h)	5.00%	07/01/2025	30	31,077

Series 2015, Ref. RB	5.00%	07/01/2040	370	375,205

Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	1,927,731

Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	1,981,958

Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,304,251

Series 2016 A, Ref. RB	5.00%	07/01/2041	595	608,693

Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,755,414

Series 2022 A, Ref. RB	4.00%	07/01/2052	1,375	1,202,505

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2035	$5,000	$5,228,463

Series 2019 A, RB	5.00%	07/01/2042	740	795,290

Series 2019 A, RB	5.00%	07/01/2049	5,860	6,231,973

Series 2021 A, Ref. RB	3.00%	07/01/2041	1,215	1,008,546

Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,217,021

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	657,449

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(a)	5.00%	12/01/2029	600	605,784

Series 2017, Ref. RB(a)	5.00%	12/01/2030	400	402,884

Series 2017, Ref. RB(a)	5.00%	12/01/2032	300	301,954

Series 2017, Ref. RB(a)	5.00%	12/01/2033	300	301,647

Series 2017, Ref. RB(a)	5.00%	12/01/2035	300	299,739

Series 2017, Ref. RB(a)	5.00%	12/01/2036	200	197,432

Series 2017, Ref. RB(a)	5.00%	12/01/2037	200	195,434

New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(i)	5.00%	11/01/2026	265	268,561

New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	508,329

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	5,790	5,451,053

New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	5,045	5,369,020

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	100	102,920

New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(a)	5.50%	12/01/2047	3,030	2,055,371

Series 2017 A-2, RB(a)	5.38%	09/01/2050	4,800	3,519,217

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(a)(c)	5.38%	10/01/2042	1,425	1,061,905

New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,628,140

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,684,548

New York (State of) Power Authority (Green Transmission);
Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2047	2,650	2,555,818

Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2052	5,000	4,767,195

New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	206,571

Series 2018 L, Ref. RB	5.00%	01/01/2034	340	369,485

Series 2018 L, Ref. RB	5.00%	01/01/2035	385	417,136

Series 2019 B, RB	4.00%	01/01/2050	10,000	9,482,621

Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,905,652

New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,424,135

New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1);
Series 2022 C, RB	5.00%	03/15/2053	6,000	6,456,970

Series 2022 C, RB(g)	5.00%	03/15/2053	13,500	14,528,182

New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,188,258

New York (State of) Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	8,460	9,139,231

Series 2017, RB	5.00%	12/15/2040	15,000	16,141,734

New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	1,000	1,110,466

Series 2022, Ref. RB	5.00%	09/15/2052	750	830,530

New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	500	474,315

New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,011

New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	365	365,165

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	255	260,082

Series 2001, RB	5.75%	06/01/2043	15	15,300

New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	835	787,847

Series 2010 A, RB(a)	6.25%	06/01/2041	2,175	2,174,966

New York Counties Tobacco Trust V;
Series 2005 S-3, RB(b)	0.00%	06/01/2055	84,200	6,337,069

Series 2005 S4B, RB(a)(b)	0.00%	06/01/2060	155,400	5,666,677

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$8,680	$8,900,252

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,030	2,062,599

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,158,432

Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,042,094

New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	17,462,659

Series 2007, RB	5.50%	10/01/2037	5,025	5,673,109

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	3,845	2,972,503

Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,541,075

New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	3,065	2,995,726

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2038	1,500	1,603,430

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	339,682

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2038	180	170,014

Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2049	580	513,675

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	286,374

Series 2017, Ref. RB	5.00%	05/01/2034	200	204,048

Series 2017, Ref. RB	5.00%	05/01/2037	250	254,161

Series 2017, Ref. RB	5.00%	05/01/2040	150	151,853

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	1,150	1,115,829

Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,445,231

Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,041,443

Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,148,643

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	715	565,239

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	850	864,038

Series 2001, RB	5.75%	08/15/2043	3,160	3,212,270

Schenectady Metroplex Development Authority; Series 2014 A, RB(f)(h)	5.50%	08/01/2023	1,000	1,003,181

St. Johns (County of), FL Industrial Development Authority (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	439,147

Series 2022, Ref. RB	5.25%	07/01/2040	265	289,704

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	255	221,636

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(a)	5.35%	11/01/2049	8,220	7,378,945

Series 2016 B-2, RB(a)	5.35%	11/01/2049	1,175	1,054,776

Series 2016 C-2, RB(a)	5.35%	11/01/2049	1,160	1,041,311

Series 2016 D-2, RB(a)	5.35%	11/01/2049	760	682,238

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2032	330	148,500

Series 2013 A, RB(d)	5.00%	07/01/2038	2,785	1,253,250

Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,283,166

Series 2017 A, RB	5.00%	11/15/2038	300	316,708

Series 2017 A, RB	5.00%	11/15/2047	1,000	1,041,837

Series 2017 B, Ref. RB	5.00%	11/15/2032	875	936,444

Series 2017 B, Ref. RB	5.00%	11/15/2033	900	962,611

Series 2017 B, Ref. RB	5.00%	11/15/2034	575	614,723

Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,005,818

Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	1,872,197

Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	9,625	10,669,311

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	800	902,665

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	$2,200	$2,323,862

Series 2020 A, RB	5.00%	11/15/2054	2,900	3,075,875

Series 2021 A, RB	5.00%	11/15/2056	5,700	6,029,636

Series 2021 A, RB(g)	5.00%	11/15/2056	12,500	13,222,886

Series 2022 A, Ref. RB	4.00%	05/15/2051	13,085	12,404,390

Series 2022, RB(g)	5.25%	05/15/2057	10,000	11,051,241

Series 2023 A, RB	4.25%	05/15/2058	10,000	9,840,731

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,512,597

Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,423,502

Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,184,901

Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,096,687

Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,084,081

Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,855

Series 2014 A, RB	5.00%	11/01/2044	2,247	2,176,706

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	703,108

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(a)	5.00%	06/01/2030	500	455,477

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,006,409

Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,504,399

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,050,723

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(a)	4.13%	12/01/2041	715	535,026

Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	388,948

Series 2019 A, RB	5.00%	10/15/2049	640	571,227

				672,707,415

Puerto Rico–7.18%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,035	3,035,127

Series 2002, RB	5.63%	05/15/2043	9,700	9,755,048

Series 2005 A, RB(b)	0.00%	05/15/2050	6,300	1,123,608

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	4,055	106,444

PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	623	376,010

Series 2022, RB	0.00%	03/15/2049	3,658	1,605,488

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(b)	0.00%	07/01/2024	123	117,241

Series 2021 A, GO Bonds(b)	0.00%	07/01/2033	473	278,062

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	205	205,594

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	410	418,527

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	424,746

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	423,631

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	418,480

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	706,406

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	296,155

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	246,942

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	323,127

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3

Subseries 2022, RN	0.00%	11/01/2043	2,029	991,540

Subseries 2022, RN	0.00%	11/01/2051	4,424	2,140,143

Subseries 2022, RN	0.00%	11/01/2051	230	221,542

Subseries 2022, RN	0.00%	11/01/2051	267	27,425

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	3,115	3,151,691

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(e)	5.00%	07/01/2027	1,000	1,003,845

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	$1,901	$1,827,860

Series 2022 B, RB(b)	0.00%	07/01/2032	1,236	787,220

Series 2022 C, RB(j)	5.00%	07/01/2053	2,114	1,289,444

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart Project);
Series 2012, Ref. RB	5.00%	10/01/2031	100	100,139

Series 2012, Ref. RB	5.00%	10/01/2042	150	150,341

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	476,187

Series 2018 A-1, RB	4.55%	07/01/2040	199	189,887

Series 2018 A-1, RB(b)	0.00%	07/01/2046	9,897	2,674,652

Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,349,163

Series 2018 A-1, RB	5.00%	07/01/2058	6,182	5,922,032

Series 2019 A-2, RB	4.54%	07/01/2053	71	63,550

Series 2019 A-2, RB	4.78%	07/01/2058	953	877,822

Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,811,087

University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	988,681

Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,908,719

				48,813,609

TOTAL INVESTMENTS IN SECURITIES(k)–106.11% (Cost $764,242,590)				721,521,024

FLOATING RATE NOTE OBLIGATIONS–(6.96)%
Notes with interest and fee rates ranging from 3.96% to 3.98% at 05/31/2023 and contractual maturities of collateral ranging from 06/15/2050 to 05/15/2057(l)				(47,340,000)

BORROWINGS–(0.82)%				(5,600,000)

OTHER ASSETS LESS LIABILITIES–1.67%				11,392,335

NET ASSETS–100.00%				$679,973,359

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $48,689,300, which represented 7.16% of the Fund’s Net Assets.

(b)	Zero coupon bond issued at a discount.
(c)	Restricted security. The aggregate value of these securities at May 31, 2023 was $4,604,480, which represented less than 1% of the Fund’s Net Assets.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $5,151,750, which represented less than 1% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $67,141,787 are held by TOB Trusts and serve as collateral for the $47,340,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Rochester® AMT-Free New York Municipal Fund